Finance receivables (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Finance Receivables
4B.	Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2023		2023		2022

			(In millions)
Finance receivables	US$	3,984.7	Rs.	327,414.4	Rs.	350,386.4
Less: allowance for credit losses		232.2		19,077.1		18,074.3

Total	US$	3,752.5	Rs.	308,337.3	Rs.	332,312.1

Current portion		2,849.9		234,173.1		220,953.5
Non-current portion		902.6		74,164.2		111,358.6

Total	US$	3,752.5	Rs.	308,337.3	Rs.	332,312.1

Summary of Changes in Allowance for Credit Losses
Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	220.0	Rs.	18,074.3	Rs.	12,476.8	Rs.	6,513.7
Allowances made during the year		248.2		20,391.5		13,075.9		9,579.4
Written off		(236.0)		(19,388.7)		(7,478.4)		(3,616.3)

Balance at the end	US$	232.2	Rs.	19,077.1	Rs.	18,074.3	Rs.	12,476.8